PROFIT (LOSS) PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit (Loss) for the year attributed to holders of ordinary shares	$ 35,516	$ (5,631)	$ (15,887)
Weighted average number of ordinary shares issued	36,980	35,762	33,149
Basic profit (Loss) per ordinary share	$ 0.96	$ (0.157)	$ (0.479)